Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	June 30, 2023	December 31, 2022
	US$	US$
Land use rights	4,134,521	752,887
Patents	27,582	28,997
Software	12,113	9,424
Trademarks	115,836	121,789
Total	4,290,052	913,097
Less: accumulated amortization	414,025	415,497
Intangible assets, net	3,876,027	497,600
Intangible assets consisted of the following:
	December 31, 2022	December 31, 2021
	US$	US$
Land use rights	752,887	814,865
Patents	28,997	31,384
Software	9,424	10,201
Trademarks	121,789	131,814
Total	913,097	988,264
Less: accumulated amortization	415,497	426,263
Intangible assets, net	497,600	562,001

Schedule of Company’s Amortization Expenses	The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:
2023	$41,870
2024	83,740
2025	83,740
2026	82,953
2027	82,690
Thereafter	3,501,034
$3,876,027
The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:
2023	$15,058
2024	15,058
2025	15,058
2026	15,058
2027	15,058
Thereafter	422,310
$497,600